Finance Receivables - Summary of Finance Leases Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
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Lease payments	¥ 2,814,157	¥ 2,520,492
Estimated unguaranteed residual values	623,812	622,932
Total	3,437,970	3,143,424
Deferred origination costs	25,342	20,999
Less - Unearned income	(372,987)	(320,223)
Less - Allowance for credit losses	(56,721)	(46,909)
Finance leases receivables, net	¥ 3,033,603	¥ 2,797,291